Technology and content expense	12 Months Ended
Dec. 31, 2024
Technology and content expense
Technology and content expense
27 Technology and content expense
Technology and content expense is comprised of the following:

	For the year ended December 31,
In thousands of USD	2022	2023	2024
Staff Costs	25,233	17,425	13,434
Technology license and maintenance expenses	27,178	24,103	24,081
Technology and content expense	52,411	41,528	37,515
Technology and content expense decreased by 9.7% from USD 41.5 million in 2023 to USD 37.5 million in 2024, primarily due to savings from reduced staff costs.